Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions
Note 5. Related Party and Party-In-Interest Transactions
At December 31, 2025, the Plan held 1.2 million shares of the Corporation's common stock at a fair value of $126.0 million. During the year ended December 31, 2025, 0.2 million shares were acquired and 0.2 million shares were sold. At December 31, 2024, the Plan held 1.2 million shares of the Corporation's common stock at a fair value of $162.6 million. During the year ended December 31, 2024, 0.3 million shares were acquired and 0.4 million shares were sold. All of these transactions are exempt from the prohibitions against party-in-interest transactions under ERISA. Notes receivable are secured by the vested balance of participant accounts, and, as such, these transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of investments.